EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-19	16-Dec-19	15-Jan-20
To	31-Dec-19	15-Jan-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$89,148,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	469,148,000.00

Required Participation Amount	$469,148,000.00
Excess Receivables	$215,574,249.81

Total Collateral	684,722,249.81
Collateral as Percent of Notes	90.10%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,735,117,791.74
Total Principal Collections	($1,874,485,889.26)
Investment in New Receivables	$1,893,127,783.58
Receivables Added for Additional Accounts	$0.00
Repurchases	($79,032,467.56)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($740,510,687.33)
Less Servicing Adjustment	($723,349.20)

Ending Balance	$4,933,493,181.97

SAP for Next Period	13.53%

Average Receivable Balance	$5,025,003,449.61
Monthly Payment Rate	37.30%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,718,411.66
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,718,411.66

Series Allocation Percentage at Month-End	13.53%
Floating Allocation Percentage at Month-End	92.74%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	253,333,333.33
Payout	—
Additions	126,666,666.67

Ending Balance	380,000,000.00

Distributions to Investors
Days	30
LIBOR	1.739750%
Applicable Margin	0.430000%
	2.169750%

	Actual	Per $1000
Interest	1,374,175.00	1.81
Principal	—	—

		1.81
Total Due Investors	1,374,175.00
Servicing Fee	580,129.24

Excess Cash Flow	143,758.72

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.14%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	25.44%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.